SUBSEQUENT EVENTS Additional Information (Details)	Dec. 18, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Subsequent Event [Line Items]
Common stock, shares issued		108,857,000	108,857,000
McDermott
Subsequent Event [Line Items]
Percentage of equity investment	53.00%
The Combination
Subsequent Event [Line Items]
Percentage of equity investment	47.00%
McDermott International, Inc.
Subsequent Event [Line Items]
Common stock, shares issued	2.47221
Shares issued during period, stock splits	0.82407
Reverse stock split, conversion ratio	0.3333